Investments in Associates 2 (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Book value
Beginning balance		₩ 6,176,889		₩ 5,844,464
Acquisition		18,987		422,109
Disposal		(77,626)		(2,911)
Dividends received		(266,868)		(486,012)
Share of profit (loss)		502,636		334,379
Other comprehensive income (loss)		341,774		73,198
Others		8,962		(8,338)
Ending balance		6,704,754		6,176,889
Korea Gas Corporation
Book value
Beginning balance		1,970,643		2,085,296
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		248,385		(155,819)
Other comprehensive income (loss)		36,628		47,220
Others		33,648		(6,054)
Ending balance		2,289,304	[1]	1,970,643
Korea Electric Power Industrial Development Co., Ltd.
Book value
Beginning balance		29,500		31,078
Acquisition		0		0
Disposal		0		0
Dividends received		(2,801)		(2,156)
Share of profit (loss)		3,124		1,790
Other comprehensive income (loss)		0		0
Others		354		(1,212)
Ending balance		30,177		29,500
YTN Co., Ltd.
Book value
Beginning balance		52,303	[2]	55,027
Acquisition		0		0
Disposal		(52,303)		0
Dividends received		0		(540)
Share of profit (loss)		0		(1,147)
Other comprehensive income (loss)		0		(14)
Others		0		(1,023)
Ending balance		0		52,303	[2]
Gangwon Wind Power Co., Ltd.
Book value
Beginning balance		12,001	[3]	12,158
Acquisition		0		0
Disposal		0		0
Dividends received		(1,420)		(2,272)
Share of profit (loss)		1,112		2,115
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[3]	11,693		12,001
Hyundai Green Power Co., Ltd.
Book value
Beginning balance		118,173		119,791
Acquisition		0		0
Disposal		0		0
Dividends received		(3,555)		(3,555)
Share of profit (loss)		2,712		2,159
Other comprehensive income (loss)		0		0
Others		(29,937)		(222)
Ending balance		87,393		118,173
Korea Power Exchange
Book value
Beginning balance		274,286	[4]	275,126
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		2,768		4,575
Other comprehensive income (loss)		(59)		0
Others		(3,033)		(5,415)
Ending balance	[4]	273,962		274,286
Taebaek Wind Power Co., Ltd.
Book value
Beginning balance		0		14,501
Acquisition				0
Disposal				0
Dividends received				0
Share of profit (loss)				0
Other comprehensive income (loss)				0
Others				(14,501)
Ending balance				0
Taebaek Guinemi Wind Power Co., Ltd.
Book value
Beginning balance		13,530	[5]	13,049
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		29		481
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[5]	13,559		13,530
Daeryun Power Co., Ltd.
Book value
Beginning balance		26,834	[3]	26,727
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		4,301		143
Other comprehensive income (loss)		0		(12)
Others		(42)		(24)
Ending balance	[3]	31,093		26,834
KNH Solar Co., Ltd.
Book value
Beginning balance		3,194		2,883
Acquisition		0		0
Disposal		0		0
Dividends received		(1,620)		0
Share of profit (loss)		591		311
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		2,165		3,194
SPC Power Corporation
Book value
Beginning balance		78,931	[6]	70,868
Acquisition		0		0
Disposal		0		0
Dividends received		(13,529)		(2,669)
Share of profit (loss)		13,412		9,667
Other comprehensive income (loss)		28,760		1,065
Others		0		0
Ending balance		107,574	[7]	78,931	[6]
Gemeng International Energy Co., Ltd.
Book value
Beginning balance		705,812		578,821
Acquisition		0		102,854
Disposal		0		0
Dividends received		(22,908)		(12,527)
Share of profit (loss)		(33,472)		41,280
Other comprehensive income (loss)		78,870		565
Others		36		(5,181)
Ending balance		728,338		705,812
PT. Cirebon Electric Power
Book value
Beginning balance		134,259		135,114
Acquisition		0		0
Disposal		0		0
Dividends received		0		(10,770)
Share of profit (loss)		4,144		7,519
Other comprehensive income (loss)		0		0
Others		19,127		2,396
Ending balance		157,530		134,259
KNOC Nigerian East Oil Co., Ltd.
Book value
Beginning balance		0	[8]	0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(12,334)		(7)
Other comprehensive income (loss)		1,621		(213)
Others		10,713		220
Ending balance	[8]	0		0
KNOC Nigerian West Oil Co., Ltd.
Book value
Beginning balance		0	[8]	0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		1,519		(7)
Other comprehensive income (loss)		1,475		(196)
Others		(2,994)		203
Ending balance	[8]	0		0
PT Wampu Electric Power
Book value
Beginning balance		34,555		37,743
Acquisition		0		0
Disposal		0		0
Dividends received		(3,765)		(3,850)
Share of profit (loss)		3,495		(268)
Other comprehensive income (loss)		152		224
Others		4,831		706
Ending balance		39,268		34,555
PT. Bayan Resources TBK
Book value
Beginning balance		619,207		684,719
Acquisition		0		0
Disposal		0		0
Dividends received		(168,698)		(344,360)
Share of profit (loss)		187,634		252,406
Other comprehensive income (loss)		79,332		26,500
Others		(99)		(58)
Ending balance		717,376		619,207
S-Power Co., Ltd.
Book value
Beginning balance		162,765		141,128
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		17,607		21,637
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		180,372		162,765
Pioneer Gas Power Limited
Book value
Beginning balance		0		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		0		0
Eurasia Energy Holdings
Book value
Beginning balance		0		0
Acquisition				0
Disposal				0
Dividends received				0
Share of profit (loss)				0
Other comprehensive income (loss)				0
Others				0
Ending balance				0
Xe-Pian Xe-Namnoy Power Co., Ltd.
Book value
Beginning balance		116,378		115,584
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(20,217)		(848)
Other comprehensive income (loss)		11,861		1,642
Others		(34,957)		0
Ending balance		73,065		116,378
PT. Mutiara Jawa
Book value
Beginning balance		5,168		3,597
Acquisition		0		0
Disposal		0		0
Dividends received		0		(459)
Share of profit (loss)		103		1,936
Other comprehensive income (loss)		464		94
Others		0		0
Ending balance		5,735		5,168
Samcheok Eco Materials Co., Ltd.
Book value
Beginning balance		0		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		0		0
Noeul Green Energy Co., Ltd.
Book value
Beginning balance		0		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		0		0
Goseong Green Power Co., Ltd.
Book value
Beginning balance		287,624		288,893
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(3,026)		(1,240)
Other comprehensive income (loss)		0		0
Others		(56)		(29)
Ending balance		284,542		287,624
Gangneung Eco Power Co., Ltd.
Book value
Beginning balance		254,929	[9]	0
Acquisition		0		258,100
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(13,115)		(3,171)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		241,814		254,929	[9]
Shin Pyeongtaek Power Co., Ltd.
Book value
Beginning balance		145,026		133,823
Acquisition		0		0
Disposal		0		0
Dividends received		(30,080)		(70,040)
Share of profit (loss)		24,145		81,258
Other comprehensive income (loss)		0		0
Others		(32)		(15)
Ending balance		139,059		145,026
Haeng Bok Do Si Photovoltaic Power Co., Ltd.
Book value
Beginning balance		294		278
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		66		16
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		360		294
Dongducheon Dream Power Co., Ltd.
Book value
Beginning balance		87,203	[10]	89,300
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		4,141		(2,568)
Other comprehensive income (loss)		0		0
Others		7		471
Ending balance	[10]	91,351		87,203
Jinbhuvish Power Generation Pvt. Ltd.
Book value
Beginning balance		0	[3]	0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[3]	0		0
Daejung Offshore Wind Power Co., Ltd.
Book value
Beginning balance		1,483		1,555
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		7		(72)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		1,490		1,483
GS Donghae Electric Power Co., Ltd.
Book value
Beginning balance		259,085		260,145
Acquisition		0		0
Disposal		0		0
Dividends received		0		(21,846)
Share of profit (loss)		20,323		21,240
Other comprehensive income (loss)		0		0
Others		24		(454)
Ending balance		279,432		259,085
Daegu Photovoltaic Co., Ltd.
Book value
Beginning balance		2,804		2,849
Acquisition		0		0
Disposal		0		0
Dividends received		(344)		(408)
Share of profit (loss)		75		363
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		2,535		2,804
Busan Green Energy Co., Ltd.
Book value
Beginning balance		3,259		4,395
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(910)		(1,137)
Other comprehensive income (loss)		0		0
Others		(15)		1
Ending balance		2,334		3,259
Gunsan Bio Energy Co., Ltd.
Book value
Beginning balance		0		0
Acquisition				0
Disposal				0
Dividends received				0
Share of profit (loss)				0
Other comprehensive income (loss)				0
Others				0
Ending balance				0
Hansuwon KNP Co., Ltd. (formerly, Korea Nuclear Partners Co., Ltd.)
Book value
Beginning balance		467		280
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		207		187
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		674		467
Korea Electric Power Corporation Fund
Book value
Beginning balance		23,421	[11]	28,842
Acquisition		0		0
Disposal		(9,637)		(2,266)
Dividends received		0		0
Share of profit (loss)		479		(2,865)
Other comprehensive income (loss)		(910)		(290)
Others		0		0
Ending balance	[11]	13,353		23,421
Energy Infra Asset Management Co., Ltd.
Book value
Beginning balance		1,213	[12]	1,184
Acquisition		0		0
Disposal		0		0
Dividends received		(89)		(89)
Share of profit (loss)		144		118
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[12]	1,268		1,213
Daegu clean Energy Co., Ltd.
Book value
Beginning balance		0		12
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		0
Other comprehensive income (loss)		0		0
Others		0		(12)
Ending balance		0		0
Yaksu ESS Co., Ltd.
Book value
Beginning balance		285		486
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(123)		(201)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		162		285
Nepal Water & Energy Development Company Private Limited
Book value
Beginning balance		110,573	[9],[13]	69,940
Acquisition		0		40,103
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		7,392		(325)
Other comprehensive income (loss)		52,990		855
Others		0		0
Ending balance	[13]	170,955		110,573	[9]
Gwangyang Green Energy Co., Ltd.
Book value
Beginning balance		24,638		25,044
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(421)		(406)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		24,217		24,638
PND Solar Co., Ltd.
Book value
Beginning balance		1,510		1,403
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		225		107
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		1,735		1,510
Hyundai Eco Energy Co., Ltd.
Book value
Beginning balance		7,947	[3]	7,631
Acquisition		0		0
Disposal		0		0
Dividends received		(477)		(874)
Share of profit (loss)		1,024		1,198
Other comprehensive income (loss)		0		(8)
Others		(1)		0
Ending balance	[3]	8,493		7,947
YeongGwang Yaksu Wind Electric Co., Ltd.
Book value
Beginning balance		133	[3]	156
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(92)		(23)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[3]	41		133
Green Energy Electricity Generation Co., Ltd.
Book value
Beginning balance		8		1,571
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(8)		(1,563)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		0		8
Korea Energy Solutions Co., Ltd.
Book value
Beginning balance		170		93
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		27		77
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		197		170
ITR Co., Ltd.
Book value
Beginning balance		0	[14]	0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(12)		(33)
Other comprehensive income (loss)		0		0
Others		12		33
Ending balance	[14]	0		0
STN Co., Ltd. (formerly, Structure test network Co., Ltd.)
Book value
Beginning balance		391		366
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		16		25
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		407		391
Namjeongsusang Solar Power Operation Co., Ltd.
Book value
Beginning balance		0		373
Acquisition				0
Disposal				(217)
Dividends received				0
Share of profit (loss)				(156)
Other comprehensive income (loss)				0
Others				0
Ending balance				0
Indeck Niles Development, LLC
Book value
Beginning balance		335,401		302,038
Acquisition		0		0
Disposal		(14,551)		0
Dividends received		(10,591)		0
Share of profit (loss)		12,909		32,067
Other comprehensive income (loss)		47,802		(3,623)
Others		0		4,919
Ending balance		370,970		335,401
Indeck Niles Asset Management, LLC
Book value
Beginning balance		93		94
Acquisition		0		0
Disposal		0		0
Dividends received		(416)		(337)
Share of profit (loss)		373		334
Other comprehensive income (loss)		10		0
Others		0		2
Ending balance		60		93
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1
Book value
Beginning balance		6,496		6,932
Acquisition		0		0
Disposal		(374)		(428)
Dividends received		(360)		(373)
Share of profit (loss)		358		366
Other comprehensive income (loss)		(1)		(1)
Others		0		0
Ending balance		6,119		6,496
Suwon New Power Co., Ltd.
Book value
Beginning balance		1,022		919
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(108)		103
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		914		1,022
Gwangbaek Solar Power Investment Co., Ltd.
Book value
Beginning balance		5,155		5,133
Acquisition		0		0
Disposal		0		0
Dividends received		(523)		(644)
Share of profit (loss)		523		666
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		5,155		5,155
Go deok Clean Energy Co., Ltd
Book value
Beginning balance		4,723		4,420
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		578		303
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		5,301		4,723
SureDataLab Co., Ltd.
Book value
Beginning balance		114		177
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(66)		(63)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		48		114
SEP Co., Ltd.
Book value
Beginning balance		0		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		0		0
Hankook Electric Power Information Co., Ltd.
Book value
Beginning balance		214	[15]	220
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(2)		(6)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[15]	212		214
Tronix Co., Ltd.
Book value
Beginning balance		220	[15]	66
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(74)		154
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[15]	146		220
O2&B Global Co., Ltd.
Book value
Beginning balance		21		36
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(21)		(15)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		0		21
Muan Sunshine Solar Power Plant Co., Ltd.
Book value
Beginning balance		2,822		2,562
Acquisition		0		0
Disposal		0		0
Dividends received		(560)		(340)
Share of profit (loss)		510		600
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		2,772		2,822
Bigeum Resident Photovoltaic Power Co., Ltd.
Book value
Beginning balance		0		0
Acquisition		9,525		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(1,560)		(414)
Other comprehensive income (loss)		(57)		414
Others		0		0
Ending balance		7,908	[16]	0
Goesan Solar Park Co., Ltd.
Book value
Beginning balance		2,877		2,591
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		256		286
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		3,133		2,877
Saemangeum Heemang Photovoltaic Co., Ltd.
Book value
Beginning balance		14,420		13,010
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		1,717		1,410
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		16,137		14,420
Bitgoel Eco Energy Co., Ltd.
Book value
Beginning balance		12,394		8,951
Acquisition		0		0
Disposal		0		0
Dividends received		(1,905)		0
Share of profit (loss)		3,212		3,443
Other comprehensive income (loss)		13		0
Others		(13)		0
Ending balance		13,701		12,394
Jeju Gimnyeong Wind Power Co., Ltd.
Book value
Beginning balance		246		872
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		4		(626)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		250		246
Seoroseoro Sunny Power Plant Co., Ltd.
Book value
Beginning balance		941		859
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		89		82
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		1,030		941
Muan Solar park Co., Ltd.
Book value
Beginning balance		6,830		7,838
Acquisition		0		0
Disposal		0		0
Dividends received		(1,400)		(2,680)
Share of profit (loss)		837		1,672
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		6,267		6,830
YuDang Solar Co., Ltd.
Book value
Beginning balance		570		586
Acquisition		0		0
Disposal		0		0
Dividends received		(60)		(100)
Share of profit (loss)		110		84
Other comprehensive income (loss)		0		0
Others		(3)		0
Ending balance		617		570
Anjwa Smart Farm & Solar City Co., Ltd.
Book value
Beginning balance		7,665		8,662
Acquisition		0		0
Disposal		0		0
Dividends received		0		(1,400)
Share of profit (loss)		633		403
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		8,298		7,665
KPE Green Energy Co., Ltd.
Book value
Beginning balance		7,779		4,485
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		451		3,294
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		8,230		7,779
G.GURU Co., Ltd.
Book value
Beginning balance		167		300
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(133)		(133)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		34		167
UD4M Co., Ltd.
Book value
Beginning balance		150		161
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(29)		(11)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		121		150
Dongbu Highway Solar Co., Ltd.
Book value
Beginning balance		380		352
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		132		28
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		512		380
Seobu Highway Solar Co., Ltd.
Book value
Beginning balance		406		316
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		173		90
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		579		406
Korea Energy Data Co., Ltd.
Book value
Beginning balance		36		62
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(13)		(26)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		23		36
Gangneung Sacheon Fuel Cell Co., Ltd.
Book value
Beginning balance		7,870		4,277
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		1,436		3,593
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		9,306		7,870
KOSTURE Co., Ltd.
Book value
Beginning balance		8	[3]	1
Acquisition		0		6
Disposal		(7)		0
Dividends received		0		0
Share of profit (loss)		(1)		1
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		0		8	[3]
Taebaek Gadeoksan Wind Power Co., Ltd.
Book value
Beginning balance		19,426		20,040
Acquisition		0		0
Disposal		0		0
Dividends received		(1,767)		(3,723)
Share of profit (loss)		5,250		3,109
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		22,909		19,426
Chuncheon Green Energy Co., Ltd.
Book value
Beginning balance		8,900		9,155
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		8,772		(204)
Other comprehensive income (loss)		0		(51)
Others		0		0
Ending balance		17,672		8,900
Yeomsubong Wind Power Co., Ltd.
Book value
Beginning balance		871	[17]	62
Acquisition		0		1,316
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(268)		(507)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[17]	603		871
Yeongyang Wind Power Corporation II
Book value
Beginning balance		10,100		7,461
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		1,201		2,639
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		11,301		10,100
Haeparang Energy Co., Ltd.
Book value
Beginning balance		2,104		2,188
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(154)		(84)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		1,950		2,104
Saemangeum Sebit Power Plant Co., Ltd.
Book value
Beginning balance		37,191	[18]	23,199
Acquisition		0		7,249
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(81)		(709)
Other comprehensive income (loss)		0		0
Others		0		7,452
Ending balance		37,110	[11]	37,191	[18]
Boulder Solar III, LLC
Book value
Beginning balance		754		744
Acquisition		0		0
Disposal		(754)		0
Dividends received		0		0
Share of profit (loss)		0		0
Other comprehensive income (loss)		0		0
Others		0		10
Ending balance		0		754
PlatformN. Co., Ltd
Book value
Beginning balance		0		84
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		(84)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		0		0
PT. Cirebon Energi Prasarana
Book value
Beginning balance		76,597	[19]	69,035
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		6,051		7,328
Other comprehensive income (loss)		2,782		(891)
Others		11,416		1,125
Ending balance	[19]	96,846		76,597
Green Radiation Co., Ltd.
Book value
Beginning balance		26		11
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(26)		15
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		0		26
Future Convergence Technology Laboratory. Co., Ltd.
Book value
Beginning balance		36		50
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(14)		(14)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		22		36
Eco motion Co., Ltd. (formerly, SC E&G. Co,. Ltd.)
Book value
Beginning balance		267		214
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(38)		53
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		229		267
REC's Innovation Co., Ltd. (formerly, Wang San Engineering. Co,. Ltd.)
Book value
Beginning balance		120	[12]	166
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		59		(72)
Other comprehensive income (loss)		0		0
Others		(24)		26
Ending balance	[12]	155		120
ACE
Book value
Beginning balance		2		20
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		3		(18)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		5		2
Environment and Energy Co., Ltd.
Book value
Beginning balance		9	[15]	10
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(4)		(1)
Other comprehensive income (loss)		(2)		0
Others		0		0
Ending balance	[15]	3		9
Santiago Solar Power SpA
Book value
Beginning balance		11,769		13,373
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(4,877)		(1,522)
Other comprehensive income (loss)		69		(82)
Others		0		0
Ending balance		6,961		11,769
Yanggu Floating Photovoltaic Power Plant Inc.
Book value
Beginning balance		760		903
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		86		(143)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		846		760
Power Embedded
Book value
Beginning balance		70		0
Acquisition		0		70
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(2)		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		68		70
Changwon SG Energy Co., Ltd.
Book value
Beginning balance		783	[15]	0
Acquisition		0		900
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(101)		(117)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[15]	682		783
Donpyung Technology. Co., Ltd.
Book value
Beginning balance		254		0
Acquisition		0		125
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		27		154
Other comprehensive income (loss)		0		0
Others		0		(25)
Ending balance		281		254
HORANG ENERGY Inc.
Book value
Beginning balance		4,149		0
Acquisition		0		4,240
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(341)		(91)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		3,808		4,149
Hoenggye Renewable Energy Co., Ltd
Book value
Beginning balance		2,375		0
Acquisition		0		2,375
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		2,375		2,375
Haman Green Energy Co., Ltd.
Book value
Beginning balance		2,981		0
Acquisition		0		4,771
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(145)		(1,790)
Other comprehensive income (loss)		(26)		0
Others		0		0
Ending balance		2,810		2,981
Songsan Green Energy Co., Ltd.
Book value
Beginning balance		8,323	[20]	0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(415)		0
Other comprehensive income (loss)		0		0
Others		0		8,323
Ending balance		7,908	[13]	8,323	[20]
SkyPic Inc.
Book value
Beginning balance		0
Acquisition		26
Disposal		0
Dividends received		0
Share of profit (loss)		0
Other comprehensive income (loss)		0
Others		0
Ending balance		26		0
HyChangwon Fuel Cell. Co., Ltd.
Book value
Beginning balance		0
Acquisition		9,396
Disposal		0
Dividends received		0
Share of profit (loss)		(118)
Other comprehensive income (loss)		0
Others		0
Ending balance		9,278		0
Dreams Co.,Ltd.
Book value
Beginning balance		0
Acquisition		11
Disposal		0
Dividends received		0
Share of profit (loss)		0
Other comprehensive income (loss)		0
Others		0
Ending balance		11	[15]	0
DEEPAI Co.,Ltd.
Book value
Beginning balance		0
Acquisition		11
Disposal		0
Dividends received		0
Share of profit (loss)		0
Other comprehensive income (loss)		0
Others		0
Ending balance		11	[15],[21]	0
Amaala Sustainable Company for Energy LLC
Book value
Beginning balance		0
Acquisition		18
Disposal		0
Dividends received		0
Share of profit (loss)		0
Other comprehensive income (loss)		0
Others		0
Ending balance		₩ 18	[19]	₩ 0

[1]	The effective percentage of ownership is 21.66%, considering hybrid bonds.
[2]	The Company is planning to sell its investments in YTN Co., Ltd. based on the resolution of the Board of Directors on November 23, 2022, but investments in YTN Co., Ltd. are not classified as assets held-for-sale as the Company hasn’t started the active selling procedures as of December 31, 2023.
[3]	The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint directors to the board of directors of the entity, and by strict decision criteria of the Company’s financial and operating policy of the board of directors.
[4]	The effective percentage of ownership is 100%. However, the Government regulates the Company’s ability to make operating and financial decisions over the entity, as the Government requires maintaining arms-length transactions between KPX and the Company’s other subsidiaries. Accordingly, the entity is not classified as a consolidated subsidiary. The Company can exercise significant influence by virtue of right to nominate directors to the board of directors of the entity.
[5]	The effective percentage of ownership is more than 50%. However, by the shareholders’ agreement, the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision committee. Accordingly, the entity is classified as an associate.
[6]	The Company is planning to sell its investment in SPC Power Corporation, KEPCO SPC Power Corporation, and KV Holdings, Inc. The timing of and proceeds from such sales transaction is not specified as of December 31, 2023.
[7]	The Company is planning to sell its investment in SPC Power Corporation, KEPCO SPC Power Corporation, and KV Holdings, Inc. and the timing of and proceeds from such sales transaction is not specified as of December 31, 2023.
[8]	The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint one out of four members of the steering committee of the entity. Moreover, the Company has significant financial transactions, which can affect its significant influence on the entity.
[9]	The effective percentage of ownership changed due to the disproportionate capital reduction of financial investors during the year ended December 31, 2023.
[10]	The effective percentage of ownership is 34.01% considering the conversion of redeemable convertible preferred stock into ordinary stock.
[11]	The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.
[12]	Although the Company’s effective percentage of ownership is less than 20%, the Company can exercise significant influence on the entity through its contractual right to appoint one director to the entity’s board of directors.
[13]	The effective percentage of ownership is more than 50% but the Company does not hold control over the entity according to the shareholders’ agreement. Accordingly, the entity is classified as an associate.
[14]	Although the Company’s effective percentage of ownership is less than 20%, the entity has been classified as an associate as the Company has significant influence on the entity considering the fact that ordinary resolutions passed at the shareholders’ meeting require the majority decision and the Company has the right to elect the entity’s directors.
[15]	The effective percentage of ownership is less than 20%. However, the entity is classified as an associate because the Company exercises significant influence over the entity.
[16]	During the year ended December 31, 2024, the long-term loan to Bigeum Resident Photovoltaic Power Co., Ltd. was converted into equity.
[17]	The effective percentage of ownership increased due to the disproportionate paid-in capital increase.
[18]	The effective percentage of ownership decreased due to the disproportionate paid-in capital increase during the year ended December 31, 2023. The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.
[19]	The effective percentage of ownership is less than 20%. However, the entity is classified as an associate because the Company exercises significant influence over the decisions related to finance and operation.
[20]	The effective percentage of ownership is more than 50%. However, decisions in relevant activities must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.
[21]	The effective ownership interest is 1.32%, considering convertible redeemable preferred shares.